Legal Claims - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Legal Claims [Abstract]
Social security contributions employer's portion	R$ 3,652	R$ 3,441
Proceeding rendered services to investment funds	266	220
Legal claim collection of open debts	R$ 18,154	R$ 16,791